Impairments (Tables)	12 Months Ended
Dec. 31, 2018
Asset Impairment Charges [Abstract]
Summary of impairments
A summary of our impairments of fixed assets by asset class and other charges for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
Natural gas compressors	$45	$—	$21
Barnett Shale exit costs	—	—	284
Devonian Shale exit costs	—	—	142
Gathering systems	—	—	3
Buildings and land	4	5	11
Other	4	—	—
Total impairments of fixed assets and other	$53	$5	$461
A summary of our impairments of oil and natural gas properties for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Years Ended December 31,
	2018	2017	2016
	($ in millions)
Impairments due to lower forecasted commodity prices	$23	$27	$73
Impairments due to reduction in future development(a)	—	560	—
Impairments due to anticipated sale	55	222	29
Total impairments of oil and natural gas properties	$78	$809	$102
(a) The impairment was the result of an updated development plan in 2017, which included a removal of PUDs from properties in the process of being divested in the Mid-Continent operating area.